SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2017
Computers, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Computers, peripheral equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Computers, peripheral equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation period of property and equipment	Over the shorter of the term of the lease or the useful life of the asset